Document and Entity Information	Aug. 19, 2024
Cover [Abstract]
Entity Registrant Name	Nikola Corp
Amendment Flag	true
Entity Central Index Key	0001731289
Document Type	8-K/A
Document Period End Date	Aug. 19, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	(480)
Local Phone Number	581-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Nikola Corporation (the “Company”) filed with the Securities and Exchange Commission on August 19, 2024 (the “Original Report”). This Amendment is being filed solely to file a new Exhibit 4.2 to replace Exhibit 4.2 filed as an exhibit to the Original Report, which exhibit contained a typographical error. Other than as expressly set forth herein, this Amendment does not amend or update the information in the Original Report.